Inx Token Liability (Details) - Schedule of Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Number of INX tokens (in Shares)	135,570,986	133,410,776
Total fair value (in Dollars)	$ 54,120	$ 56,847
Not subject to lock-up [Member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate	0.00%	0.00%
Number of INX tokens (in Shares)	133,293,902	122,716,614
Total fair value (in Dollars)	$ 53,317	$ 52,768
Subject to lock-up through January 2024 [Member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate	4.05%
Number of INX tokens (in Shares)	150,000
Total fair value (in Dollars)	$ 58
Subject to lock-up through February 2024 [Member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Number of INX tokens (in Shares)	600,000
Total fair value (in Dollars)	$ 222
Subject to lock-up through February 2024 [Member] | Bottom of range [member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate	7.22%
Subject to lock-up through February 2024 [Member] | Top of range [member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate	7.89%
Subject to lock-up through July 2024 [Member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate	14.35%	24.99%
Number of INX tokens (in Shares)	1,527,084	1,527,084
Total fair value (in Dollars)	$ 523	$ 493
Subject to lock-up through February-April 2023 [Member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Number of INX tokens (in Shares)		9,082,078
Total fair value (in Dollars)		$ 3,554
Subject to lock-up through February-April 2023 [Member] | Bottom of range [member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		6.00%
Subject to lock-up through February-April 2023 [Member] | Top of range [member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		9.30%
Subject to lock-up through May 2023 [Member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Number of INX tokens (in Shares)		82,000
Total fair value (in Dollars)		$ 31
Subject to lock-up through May 2023 [Member] | Bottom of range [member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		10.05%
Subject to lock-up through May 2023 [Member] | Top of range [member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		10.22%
Subject to lock-up through June 2023 [Member]
Schedule of the Fair Values of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		10.52%
Number of INX tokens (in Shares)		3,000
Total fair value (in Dollars)		$ 1